Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 16 – COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company entered into various operating lease agreements for office space. As a result of the adoption of ASC 842, the Company recognized RMB2,057,797 (approximately $295,000) of right-of-use assets and corresponding short-term leasing liabilities recorded in “Lease liabilities, current” and long-term leasing liabilities recorded in “Lease liabilities, non-current” in total of RMB 1,356,772 (approximately $194,000) on the consolidated balance sheets as of January 1, 2019. The adoption had no material impact on the company’s consolidated statements of operations and comprehensive loss for the year ended December 31, 2019 or the opening balances of retained earnings as of January 1, 2019.

The company leases office space under non-cancelable operating lease agreements, which expire at various dates in 2022 and 2024. As of December 31, 2021, the Company’s operating leases had a weighted average remaining lease term of 1.57 years and a weighted average discount rate of 4.78%. Future lease payments under operating leases as of December 31, 2021 were as follows:

December 31, 2021
2022	$373,949
2023	$58,783
2024	$48,095
Total future lease payments	$480,827
Less imputed interest	$(17,008)
Total lease liabilities	$463,819
Less: current portion	$356,274
Operating lease liability, non-current	$107,545

Lease expense is recognized on a straight-line basis over the lease term. For the year ended December 31, 2021, the Company had operating lease costs of $385,126 and short-term lease costs of $27,490. For the year ended December 31, 2020, the Company had operating lease costs of $387,459 and short-term lease costs of $16,123. Cash paid for amounts included in the measurement of operating lease liabilities were $396,569 and $313,120 during the years ended December 31, 2021 and 2020, respectively.

Contingencies

In the normal course of business, MM Global is engaged in various trading and brokerage activities on a principal and agency basis through a clearing broker. As a regulated FINRA broker-dealer, MM Global is subject to regulatory trading inquiries and investigations to determine whether any violations of federal securities or FINRA rules may have occurred. As such, MM Global has responded to FINRA inquires and continues to be subject to an open matter. The open matter could result in censures fines or other sanctions. The potential loss on contingent liability is probable but the amount of the loss cannot be reasonably estimated by the Company. Consequently, no accruals have been recorded with respect to the FINRA inquiries as of December 31, 2021.